Deferred Charges, net (Tables)	6 Months Ended
Jun. 30, 2024
Deferred Charges, net
Schedule of deferred charges, net

Deferred charges, net consisted of the following (in thousands):

Drydocking and
Special Survey Costs
As of January 1, 2023	$25,554
Additions	31,121
Amortization	(18,663)
As of December 31, 2023	38,012
Additions	14,618
Amortization	(12,424)
Write-off	(660)
As of June 30, 2024	$39,546